Capital Structure Management (Tables)	12 Months Ended
Dec. 31, 2018
Capital Structure Management
Schedule of Capital Structure

	12/31/2018		12/31/2017
		% of		% of
		Total Equity and		Total Equity and
	€ millions	Liabilities	€ millions	Liabilities	∆ in %
Equity	28,877	56	25,515	60	13
Current liabilities	10,481	20	10,210	24	3
Non-current liabilities	12,133	24	6,759	16	80
Liabilities	22,614	44	16,969	40	33
Thereof financial debt	11,331	22	6,264	15	81
Total equity and liabilities	51,491	100	42,484	100	21